Properties, Plants, and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Gross investment, at cost	$ 1,445.5	$ 1,381.9
Less: accumulated depreciation	(232.1)	(182.2)
Total Properties, Plant and Equipment, net	1,213.4	1,199.7
Coke and energy plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Gross investment, at cost	1,251.3	1,194.4
Coal logistics plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Gross investment, at cost	83.6	82.6
Land and land improvements
Property, Plant and Equipment [Line Items]
Gross investment, at cost	54.1	56.8
Construction-in-progress
Property, Plant and Equipment [Line Items]
Gross investment, at cost	43.3	37.4
Other
Property, Plant and Equipment [Line Items]
Gross investment, at cost	13.2	10.7
Coke and energy plant, machinery and equipment, subject to long-term contracts to sell coke and deemed to contain operating leases
Property, Plant and Equipment [Line Items]
Gross investment, at cost	793.4	790.3
Less: accumulated depreciation	$ (106.5)	$ (79.6)